Restatement	12 Months Ended
Jun. 30, 2012
Restatement:
Restatement

Note 11 - Restatement

The accompanying financial statements for the fiscal years ended June 30, 2012 and 2011 have been restated to correct the accounting related to the issuance of warrants, including “Units” issued by the company pursuant to various private placement offerings.  This error resulted in $1,743,336 being incorrectly expensed and included in additional paid-in capital in the previously issued financial statements for the fiscal year ended June 30, 2012.   Additionally, the comparative audited balance sheet, as at and for the year ended June 30, 2011 has been adjusted to reflect the cumulative change resulting from the accounting error by reducing both the opening additional paid-in capital and the opening deficit accumulated during the exploration stage by $522,191.  The aggregate change resulting from the error in accounting, as at June 30, 2012, is $2,265,527, as summarized below:

	For the fiscal years ended June 30,
	2012			2011
	Previously Stated	Restated	Change	Previously Stated	Restated	Change
Balance Sheets

Additional paid-in capital (1)	9,734,746	7,469,219	(2,265,527)	1,814,207	1,292,016	(522,191)
Deficit accumulated during the exploration phase	(8,026,989)	(5,761,462)	2,265,527	(2,337,733)	(1,815,542)	522,191

Statements of Operations

Financing costs associated with the valuation of warrants	1,826,160	-	(1,826,160)	40,000	-	(40,000)
Operation and administration expense (2)	1,311,615	2,034,170	722,555	288,755	615,505	326,750
Stock compensation (2)	639,731	-	(639,731)	286,750	-	(286,750)
Income (loss) from operations	(5,681,977)	(3,938,641)	1,743,336	(1,463,758)	(1,463,758)	-

Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-

Loss per common share (basic and fully diluted)	(0.08)	(0.05)	0.03	(0.02)	(0.02)	-

Statements of Cash Flows

Cash flows from operating activities
Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-
Valuation of warrants	1,826,160	82,824	(1,743,336)	40,000	40,000	-
Shares issued for services	-	110,000	110,000	-	-	-

Cash flows from financing activities
Payments on related party notes	(150,000)	-	150,000	-	-	-
Proceeds from the issuance of common stock	5,252,388	4,992,388	(260,000)	-	-	-

Notes:
(1) Issue costs are grouped with Additional paid-in capital

(2) Stock compensation was previously disclosed as a separate line, and is now grouped with Operation and administration expense.  Additionally, the Operation and administration expense line further increased by the reclassification of $82,824 and $40,000 for the years ended June 30, 2012 and 2011, which related to warrants issued in lieu of interest payments.